UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended	8 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 30, 2021
Formation and operating costs		$ 262,803	$ 6,407	$ 451,878	$ 241,834
Loss from operations		(262,803)	(6,407)	(451,878)	(241,834)
Other income:
Interest earned on investments held in Trust Account		184,339		215,275	10,543
Total other income		184,339		215,275	10,543
Net loss		$ (78,464)	$ (6,407)	$ (236,603)	$ (231,291)
Class A Common Stock Subject to Redemption
Other income:
Weighted-average shares outstanding		11,500,000		11,500,000
Basic and diluted net income per share		$ (0.01)		$ (0.02)
Class A And B Common Stock Not Subject to Redemption [Member]
Other income:
Weighted-average shares outstanding	2,500,000	2,990,000		2,990,000
Basic and diluted net income per share	$ (0.00)	$ (0.01)		$ (0.02)